CONVERTIBLE PROMISSORY NOTES THIRD PARTIES	12 Months Ended
Dec. 31, 2022
CONVERTIBLE PROMISSORY NOTES THIRD PARTIES
CONVERTIBLE PROMISSORY NOTES - THIRD PARTIES

9.  CONVERTIBLE PROMISSORY NOTES – THIRD PARTIES

Tri-Bridge Ventures LLC

In April 2020, the Company obtained a loan in the amount of $25,000 from Tri-Bridge Ventures LLC. In consideration of such loan, the Company issued a $25,000 face amount convertible promissory note (the “Tri-Bridge Note”) bearing interest at 10% per annum, with principal and interest due in January 2021. Tri-Bridge Note is convertible into shares of the Company’s common stock at the rate of one share for each $0.001 of debt converted anytime after August 30, 2020.

During the year ended December 31, 2022, the Tri-Bridge Note #1 was repaid in full through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$25,000	$0.001		24,999,998
Total Converted:	$25,000		Total Shares:	24,999,188

At December 31, 2022 and 2021, accrued interest on the Tri-Bridge Note was $-0- and $4,178, respectively. The $4,178 in accrued interest was forgiven by Tri-Bridge.

EMA Financial, LLC

In December 2020, the Company obtained a loan from EMA Financial, LLC which netted us $50,000 in proceeds. In consideration of such loan, the Company issued a $58,600 face amount convertible promissory note (the “EMA Note”), with OID of $4,100, bearing interest at 10% per annum, with principal and interest due in September 2021. The Company had the right to repay the EMA Note at a premium ranging from 120% to 145% of the face amount. The EMA Note was convertible into shares of the Company’s common stock at a conversion price equal to the lower of 60% of the market price of the Company’s common stock on the date of issuance of the EMA Note and the date of conversion, any time after June 15, 2021.

In June 2021, the EMA Note was repaid in full in the amount of $93,697.70, as follows: $58,600 in principal; $3,499.30 in interest; and $31,598.40 as a prepayment premium.

Power Up Lending Group Ltd.

In January 2021, the Company obtained a loan from Power Up Lending Group Ltd. which netted the Company $52,000 in proceeds. In consideration of such loan, the Company issued a $55,500 face amount convertible promissory note (“Power Up Note #1”) bearing interest at 12% per annum, with principal and interest due in January 2022. The Company had the right to repay the Power Up Note #1 at a premium ranging from 125% to 145% of the face amount. The Power Up Note #1 was convertible into shares of the Company’s common stock at a conversion price equal to the lower of 61% of the market price of the Company’s common stock on the date of issuance of the Power Up Note #1 and the date of conversion, any time after July 14, 2021.

During the year ended December 31, 2021, the Power Up Note #1 was repaid in full through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$15,000	$0.0162		925,926
	$20,000	$0.0143		1,398,601
	$20,500	$0.0143		1,666,434
Total Converted:	$55,500		Total Shares:	3,990,961

SE Holdings, LLC

In February 2021, the Company obtained a loan from SE Holdings LLC which netted the Company $106,000 in proceeds. In consideration of such loan, the Company issued a $121,000 face amount promissory note (the “SE Holdings Note”), with OID of $15,000, bearing interest at 9% per annum, with principal and interest payable in eight equal monthly payments of $15,125 beginning in July 2021. The Company had the right to repay the SE Holdings Note at any time. Should the Company have been in default on SE Holdings Note, the SE Holdings Note would have become convertible into shares of the Company’s common stock at a conversion price equal to the lesser of the lowest closing bid price of the Company’s commons stock for the trading day immediately preceding either (a) the delivery of a notice of default, (b) the delivery of a notice of conversion resulting from such default or (c) the issue date of the SE Holdings Note. In addition, the Company issued 2,000,000 shares of its common stock to SE Holdings as a commitment fee, which shares were valued at $0.065 with a 50% discount per share, or $65,000, in the aggregate.

Through September 2021, the Company had repaid $45,375 of the SE Holdings Note, in accordance with the terms of the SE Holdings Note. In October 2021, the remaining balance of the SE Holdings Note, $75,625, was repaid by the Company.

Power Up Lending Group Ltd.

In February 2021, the Company obtained a loan from Power Up Lending Group Ltd. which netted the Company $43,500 in proceeds. In consideration of such loan, the Company issued a $43,500 face amount convertible promissory note (“Power Up Note #2”) bearing interest at 12% per annum, with principal and interest due in January 2022. The Company had the right to repay the Power Up Note #2 at a premium ranging from 125% to 145% of the face amount. The Power Up Note #2 was convertible into shares of the Company’s common stock at a conversion price equal to the lower of 61% of the market price of the Company’s common stock on the date of issuance of the Power Up Note #2 and the date of conversion, any time after August 17, 2021.

During the year ended December 31, 2021, the Power Up Note #2 was repaid in full through conversion into shares of the Company’s common stock, as follows:

Amount Converted			Conversion Price Per Share	Number Shares
	$15,000		$0.0137		1,094,891
	$20,000		$0.0093		2,150,538
	$11,110	*	$0.0081		1,371,605
Total Converted:	46,110			Total Shares:	4,617,034
* This amount includes $2,610 of interest.

Power Up Lending Group Ltd.

In April 2021, the Company obtained a loan from Power Up Lending Group Ltd. which netted the Company $68,750 in proceeds. In consideration of such loan, the Company issued a $68,750 face amount convertible promissory note (“Power Up Note #3”) bearing interest at 12% per annum, with principal and interest due in April 2022. The Company had the right to repay the Power Up Note #3 at a premium ranging from 125% to 145% of the face amount. The Power Up Note #3 was convertible into shares of the Company’s common stock at a conversion price equal to the lower of 61% of the market price of the Company’s common stock on the date of issuance of the Power Up Note #3 and the date of conversion, any time after October 22, 2021.

In September 2021, the Power Up Note #3 was repaid in full by the Company, as follows: $68,750.00 in principal, $27,500.00 in additional principal as a prepayment premium and $5,063.01 in interest, a total repayment amount of $101,313.01.

Power Up Lending Group Ltd.

In August 2021, the Company obtained a loan from Power Up Lending Group Ltd. which netted the Company $78,750 in proceeds. In consideration of such loan, the Company issued a $78,750 face amount convertible promissory note (“Power Up Note #4”) bearing interest at 12% per annum, with principal and interest due in August 2022. The Company had the right to repay the Power Up Note #4 at a premium ranging from 125% to 145% of the face amount. The Power Up Note #4 was convertible into shares of the Company’s common stock at a conversion price equal to the lower of 61% of the market price of the Company’s common stock on the date of issuance of the Power Up Note #4 and the date of conversion, any time after October 22, 2021.

In September 2021, the Power Up Note #4 was repaid in full by the Company, as follows: $78,750.00 in principal, $15,750.00 in additional principal as a prepayment premium and $5,393.84 in interest, a total repayment amount of $99,893.84.

FirstFire Global Opportunities Fund LLC

In September 2021, the Company obtained a loan from FirstFire Global Opportunities Fund LLC which netted the Company $125,000 in proceeds. In consideration of such loan, the Company issued a $250,000 face amount convertible promissory note (“FirstFire Note”), with OID of $125,000, due in September 2022. The Company had the right to repay the FirstFire Note at anytime, with a 20%, or $50,000, reduction in principal owed if repaid in full on or before November 30, 2021. The FirstFire Note was convertible into shares of the Company’s common stock at a conversion price equal to $0.015 per share, any time after December 1, 2021.

Prior to November 30, 2021, the FirstFire Note was repaid in full by the Company, in the amount of $200,000 (which included a $50,000 reduction in principal owed, due to the FirstFire Note’s being repaid in full on or before November 30, 2021).

Tiger Trout Capital Puerto Rico, LLC

In September 2021, the Company obtained a loan from Tiger Trout Capital Puerto Rico,  LLC which netted the Company $250,000 in proceeds. In consideration of such loan, the Company issued a $500,000 face amount convertible promissory note (“Tiger Trout Note”), with OID of $250,000, with principal due in September 2022. The Company has the right to repay the Tiger Trout Note at anytime, with a 10%, or $50,000, reduction in principal owed if repaid in full on or before November 30, 2021. The Tiger Trout Note is convertible into shares of the Company’s common stock at a conversion price equal to $0.015 per share, any time after December 1, 2021.

During the year ended December 31, 2022, the Company repaid in full the remaining $200,000 balance of the Tiger Trout Note.

1800 Diagonal Lending LLC

In March 2022, the Company obtained a loan from Sixth Street Lending LLC, who later assigned the loan to an affiliated company, 1800 Diagonal Lending LLC, which netted the Company $200,000 in proceeds. In consideration of such loan, the Company issued a $228,200 face amount promissory note (the “1800 Diagonal Note #1”), with OID of $24,450 recorded as a debt discount and a one-time interest charge of $25,102, with principal and interest payable in 10 equal monthly payments of $25,330.20 beginning in May 2022. The Company has the right to repay the 1800 Diagonal Note #1 at any time, without penalty. Should the Company become in default on the 1800 Diagonal Note #1, the 1800 Diagonal Note #1 becomes convertible into shares of the Company’s common stock at a conversion price equal to 75% multiplied by the lowest trading price of the Company’s common stock during the 10 trading days prior to the applicable conversion date.

As of December 31, 2022, the Company was current in its repayment obligations under the 1800 Diagonal Note #1 and the 1800 Diagonal Note #1 had a remaining balance of $45,640 at December 31, 2022.

Talos Victory Fund, LLC

In May 2002, the Company obtained a loan from Talos Victory Fund, LLC which netted the Company $107,780 in proceeds. In consideration of such loan, the Company issued a $135,000 face amount promissory note (the “Talos Note #1”), with OID of $13,500 recorded as a debt discount, commissions of $9,720 and legal fees of $4,000. The Talos Note #1 is due in May 2023 and is convertible into shares of the Company’s common stock at any time at a conversion price of $0.005 per share, subject to a 4.99% equity blocker.

During the year ended December 31, 2022, $16,200 in accrued interest on the Talos Note #1 was repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$16,200	$0.001		16,200,000
Total Converted:	$16,200		Total Shares:	16,200,000

During the year ended December 31, 2022, $28,500 in principal on the Talos Note #1 was repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$28,500	$0.001		28,500,000
Total Converted:	$28,500		Total Shares:	28,500,000

At December 31, 2022, the Talos Note #1 had a remaining balance of $106,500.

Mast Hill Fund, L.P.

In May 2002, the Company obtained a loan from Mast Hill Fund, L.P. which netted the Company $200,000 in proceeds. In consideration of such loan, the Company issued a $250,000 face amount promissory note (the “Mast Hill Note #1”), with OID of $25,000 recorded as a debt discount, commissions of $18,000 and legal fees of $7,000. The Mast Hill Note #1 is due in May 2023 and is convertible into shares of the Company’s common stock at any time at a conversion price of $0.005 per share, subject to a 4.99% equity blocker.

In December 2022, the Mast Hill Note #1 was amended to increase the principal by $100,000, which amount represents financing fees. Also in December 31, 2022, the Company repaid $100,000 in principal of the Mast Hill Note #1.

During the year ended December 31, 2022, $9,500 in principal, $30,000 in interest and $7,000 in fees with respect to the Mast Hill Note #1 was repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$46,500	$0.001		46,500,000
Total Converted:	$46,500		Total Shares:	46,500,000

At December 31, 2022, the Mast Hill Note #1 had a remaining balance of $240,500.

GS Capital Partners, LLC

In June 2022, we obtained a loan from GS Capital Partners, LLC which netted our company $63,650 in proceeds. In consideration of such loan, we issued a $70,000 face amount promissory note (the “GS Capital Note #1”), with OID of $6,500 recorded as a debt discount, a finder’s fee of $4,900 and legal fees of $3,000, with principal and interest payable in 10 equal monthly payments of $7,840 beginning in September 2022. The Company has the right to repay the GS Capital Note #1 at any time, without penalty. Should the Company become in default on the GS Capital Note #1, the GS Capital Note #1 becomes convertible into shares of the Company’s common stock at a conversion price equal to 70% multiplied by the lowest trading price of the Company’s common stock during the 10 trading days prior to the applicable conversion date.

As of December 31, 2022, the Company was current in its repayment obligations under the GS Capital Note #1 and the GS Capital Note #1 had a remaining balance of $42,000 at December 31, 2022.

Boot Capital, LLC

In August 2022, the Company obtained a loan from Boot Capital, LLC which netted the Company $56,000 in proceeds. In consideration of such loan, the Company issued a $61,600 face amount promissory note (the “Boot Capital Note #1”), with OID of $5,600 recorded as a debt discount, commissions of $3,360 and legal fees of $2,500. The Boot Capital Note #1 is due in August 2023 and is convertible into shares of the Company’s common stock at any time after 180 days of issuance at a conversion price at a 40% discount to the then-market price of the Company’s common stock, subject to a 4.99% equity blocker.

At December 31, 2022, the Boot Capital Note #1 had a remaining balance of $61,600.

Mast Hill Fund, L.P.

In September 2022, the Company obtained a loan from Mast Hill Fund, L.P. which netted the Company $130,500 in proceeds. In consideration of such loan, the Company issued a $145,000 face amount promissory note (the “Mast Hill Note #2”), with OID of $14,500 recorded as a debt discount, commissions of $10,440 and legal fees of $3,000. The Mast Hill Note #2 is due in September 2023 and is convertible into shares of the Company’s common stock at any time at a conversion price of $0.0025 per share, subject to a 4.99% equity blocker.

At December 31, 2022, the Mast Hill Note #2 had a remaining balance of $145,000.

1800 Diagonal Lending LLC

In November 2022, the Company obtained a loan from 1800 Diagonal Lending LLC which netted the Company $100,000 in proceeds. In consideration of such loan, the Company issued a $103,750 face amount convertible promissory note (“1800 Diagonal Note #2”) bearing interest at 10% per annum, with principal and interest due in November 2023. The Company has the right to repay the 1800 Diagonal Note #2 at a premium ranging from 120% to 125% of the face amount. The 1800 Diagonal Note #2 is convertible into shares of the Company’s common stock at a conversion price equal to 65% multiplied by the average of the two lowest trading prices of the Company’s common stock during the 15 trading days prior to the applicable conversion date, any time after May 7, 2023.

At December 31, 2022, the 1800 Diagonal Note #2 had a remaining balance of $103,750.

Mast Hill Fund, L.P.

In December 2022, the Company obtained a loan from Mast Hill Fund, L.P. which netted the Company $179,650 in proceeds. In consideration of such loan, the Company issued a $223,000 face amount senior secured promissory note (the “Mast Hill Note #3”), with OID of $22,300 recorded as a debt discount, commissions of $16,050 and legal fees of $5,000. The Mast Hill Note #3 is due in December 2023 and is convertible into shares of our common stock at any time at a conversion price of $0.001 per share, subject to a 4.99% equity blocker. In connection with the Mast Hill Note #3, we issued to Mast Hill 223,000,000 cashless warrants with an exercise price of $.001 per share. Additionally, we issued 11,468,572 cashless warrants with an exercise price of $0.0014 per share to Darbie, as a placement agent fee, in connection with the Mast Hill Note #3.

At December 31, 2022, the Mast Hill Note #3 had a remaining balance of $223,000.